Property, Plant and Equipment, Net - Summary of Long Lived Assets by Geographic Locations (Details) - USD ($) $ in Thousands	Jun. 27, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 49,692	$ 43,729
US
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	47,552	42,264
Non-Us
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,140	$ 1,465